Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Schedule of Research and Development Commitments

in CHF thousands	As of June 30, 2024	As of December 31, 2023
Within one year	22,737	23,625
Between one and five years	18,041	26,867
Total	40,778	50,492